Income Taxes (Federal Statutory Income Tax Rate To Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income from continuing operations before income taxes	$ 109,047	$ 84,849		$ 88,132
Partnership income not subject to tax	(104,751)	(85,567)		(90,815)
Income (loss) subject to income taxes	4,296	(718)		(2,683)
Tax expense (benefit) at federal statutory rate	1,504	(251)		(939)
State income taxes, net of federal tax	992	660		460
Effects of unrecognized tax positions, federal and state	0	0		(8,205)
Return to provision, federal and state	(232)	88		(166)
Other	581	348		(355)
Total income tax expense (benefit) from continuing operations (1)	$ 2,845	$ 845		$ (9,205)	[1]
Effective Income Tax Rate Reconciliation, Percent	3.00%	1.00%	[2]

[1]	(1)Our discontinued operations had no income tax benefit or expense in any period presented.
[2]	Income tax expense is related to taxable income generated by our corporate subsidiaries and Texas Margin Tax. Due to the income tax benefit in 2012, the effective tax rate as a percentage of our total income from continuing operations before income taxes is not meaningful for those periods.